Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash provided by (used in) Operating activities
Net earnings (loss)	$ 109,590	$ (227,631)
Items not affecting cash:
Depreciation and amortization	98,382	79,557
Settlement of long-term incentive arrangement		251,503
Deferred income tax	(18,054)	(8,988)
Other	12,307	2,258
Changes in non-cash working capital:
Accounts receivable	8,908	(17,396)
Inventories	(44,235)	(7,107)
Prepaid expenses and other current assets	(1,618)	(1,033)
Accounts payable	13,710	858
Accrued liabilities	72,270	7,228
Income tax payable	4,642	4,644
Unearned revenues	13,055	11,808
Other liabilities	22,808	13,069
Contingent acquisition consideration paid		(962)
Net cash provided by operating activities	291,765	107,808
Investing activities
Acquisitions of businesses, net of cash acquired (note 5)	(98,559)	(579,863)
Disposal of businesses, net of cash disposed (note 7)		13,030
Purchases of fixed assets	(39,415)	(46,628)
Other investing activities	(4,288)	(1,504)
Net cash used in investing activities	(142,262)	(614,965)
Financing activities
Increase in long-term debt	25,281	624,052
Repayment of long-term debt	(204,568)	(194,193)
Proceeds received on common share issuance (note 14)	150,008	191,737
Financing fees paid		(4,000)
Purchases of non-controlling interests	(20,231)	(34,319)
Sale of interests in subsidiaries to non-controlling interests		3,671
Contingent acquisition consideration paid	(4,664)	(9,094)
Proceeds received on exercise of stock options	11,510	11,057
Dividends paid to common shareholders	(27,448)	(22,044)
Distributions paid to non-controlling interests	(5,084)	(5,725)
Net cash provided by (used in) financing activities	(75,196)	561,142
Effect of exchange rate changes on cash	340	462
Increase in cash, cash equivalents and restricted cash	74,647	54,447
Cash, cash equivalents and restricted cash, beginning of year	134,291	79,844
Cash, cash equivalents and restricted cash, end of year	$ 208,938	$ 134,291